Cover	Jun. 22, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 22, 2022
Entity Registrant Name	Expensify, Inc.
Entity Incorporation, State	DE
Entity File Number	001-41043
Entity Tax Identification Number	27-0239450
Entity Address, Street	401 SW 5th Ave
Entity Address, City	Portland
Entity Address, State	OR
Entity Address, Postal Zip Code	97204
City Area Code	971
Local Phone Number	365-3939
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Class A Common Stock, par value $0.0001 per share
Trading Symbols	EXFY
Name of each exchange on which registered	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001476840
Amendment Flag	false